Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document And Entity Information
Document Type	6-K
Document Period End Date	Sep. 30, 2012
Amendment Flag	false
Entity Registrant Name	Paragon Shipping Inc.
Entity Central Index Key	0001401112
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well Known Seasoned Issuer	No
Entity Common Stock Shares Outstanding	6,099,442
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3